Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation	Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

Triton International Limited ("Triton" or the "Company"), through its subsidiaries, leases intermodal transportation equipment, primarily maritime containers, and provides maritime container management services through a worldwide network of service subsidiaries, third-party depots and other facilities. The majority of the Company's business is derived from leasing its containers to shipping line customers through a variety of long-term and short-term contractual lease arrangements. The Company also sells containers from its equipment leasing fleet as well as containers specifically acquired for resale from third parties. The Company's registered office is located in Bermuda.
The Consolidated Financial Statements and accompanying notes include the accounts of the Company and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain reclassifications have been made to the accompanying prior period financial statements and notes to conform to the current year's presentation.